PATHFINDER FUND

                             * * * *

                          Annual Report

               November 1, 1996 - October 31, 1997


                A NOTE FROM YOUR FUND'S PRESIDENT

This fiscal year ended with your Fund gaining more than 30%* as micro-caps continued their roller coaster advance.

Along with many "gurus," we continue to believe micro-caps present greater value than blue chips. However, we must be prepared for a high degree of volatility.

According to a recent Lipper analysis, the mean market cap of our Fund's holdings is about $35 million. We believe we are well positioned to participate in a micro-cap advance.

                                          /s/ Ed Bernstein


P. S. We are pleased to announce that our IRA accounts are now no-fee. Call us at (800) 444-4778 for IRA information, especially the exciting new Roth IRA.




* The Fund's average total returns for the one-, five- and ten-year periods ended October 31, 1997 were 30.26%, 17.19%, and 7.18%, respectively, as computed according to the SEC's rules, which assume reinvestment of distributions. Past performance is not predictive of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.



                         PATHFINDER FUND
                     Schedule of Investments
                         October 31, 1997
Shares                                            Market Value

               COMMON STOCKS (128.21%)


               BIO-TECH (2.80%)
14,000         Synbiotics Corporation             $     49,000
 9,000         Synthetech, Inc.                         57,938
                                                      --------
               Total . . . . . . . . . . . . .         106,938
                                                      --------


               COMMUNICATIONS (6.88%)
 3,000         Alpine Group (The), Inc.                 44,063
 5,000         Applied Signal Technology, Inc.          60,312
 4,000         CTC Communications Corp.                 39,000
 4,000         EIS International, Inc.                  31,500
 9,000         Intelect Comm. Systems                   87,750
                                                      --------
               Total . . . . . . . . . . . . .         262,625
                                                      --------


               COMPUTER SYSTEMS/PERIPHERALS (5.43%)
46,600         AW Computer Systems, Inc.                59,706
14,000         Miltope Group, Inc.                      51,625
21,000         Mitek Systems, Inc.                      31,500
10,000         ZOOM Telephonics, Inc.                   64,375
                                                      --------
               Total . . . . . . . . . . . . .         207,206
                                                      --------


               DATA PROCESSING SYSTEMS/TRAINING (5.72%)
35,000         Canterbury Information Tech.             43,750
 7,000         Computer Outsourcing Services            63,437
 3,000         FDP Financial Data Planning*             31,500
 8,000         4Front Software International            79,500
                                                      --------
               Total . . . . . . . . . . . . .         218,187
                                                      --------


               DIVERSIFIED OPERATIONS (9.31%)
 3,000         Astronics Corporation                    28,875
 3,000         Baker (Michael) Corp.                    32,812
11,000         Electronic Designs, Inc.                 39,875
 3,000         SL Industries, Inc.*                     36,750
 4,000         Summa Industries                         36,000
14,100         Team, Inc.                               52,875
 5,000         Waters Instruments, Inc.*                34,688
22,300         Weston (Roy F.), Inc.                    93,381
                                                      --------
               Total . . . . . . . . . . . . .         355,256
                                                      --------


               ELECTRONICS (9.02%)
32,000         All American Semiconductor               67,000
 1,300         Deswell Industries, Inc.*                26,000
 9,000         Pacific Aerospace & Electronics          54,000
 3,500         Reliability, Inc.                        61,250
11,000         Symetrics Industries, Inc.               77,000
 5,000         Titan Corporation (The)                  34,375
11,000         Tseng Labs, Inc.                         24,750
                                                      --------
               Total . . . . . . . . . . . . .         344,375
                                                      --------


               FOOD/RESTAURANT (5.62%)
 6,000         Au Bon Pain Co., Inc.                    57,000
14,000         Fresh Juice Co. (The), Inc.              40,250
11,000         Main St. and Main, Inc.                  37,125
 7,000         Rally's Hamburgers                       28,438
10,000         Vermont Pure Holdings, Ltd.              41,250
 2,000         Willi-Food (G.) Int'l.                   10,500
                                                      --------
               Total . . . . . . . . . . . . .         214,563
                                                      --------

               FURNITURE (4.52%)
38,000         DMi Furniture, Inc.                     111,625
 5,000         Kewaunee Scientific Corp.*               61,250
                                                      --------
               Total . . . . . . . . . . . . .         172,875
                                                      --------


               HEALTH/BEAUTY  (3.19%)
 9,000         Bradley Pharmaceuticals                  21,656
24,000         CCA Industries, Inc.                     67,500
 3,000         Natural Alternatives Int'l.              23,625
   600         Styling Technology Corp.                  8,925
                                                      --------
               Total . . . . . . . . . . . . .         121,706
                                                      --------


               INSTRUMENTATION/MEASURING/CONTROL (4.40%)
12,000         Bowmar Instrument Corp.                  30,000
 2,000         GenRad, Inc.                             59,000
 3,000         Plasma-Therm, Inc.                       26,719
 9,000         Spectrum Contol, Inc.                    51,750
                                                      --------
               Total . . . . . . . . . . . . .         167,469


                                      --------
               MANUFACTURING (15.38%)
34,000         Allied Devices Corporation               89,250
 6,600         Arrow-Magnolia International             48,675
 2,000         Atchison Casting                         41,125
 2,000         Aztec Manufacturing, Inc.*               36,125
18,000         Devlieg-Bullard, Inc.                    77,625
 3,000         Genlyte Group                            56,625
 4,000         K-Tron International, Inc.               71,500
 3,500         Newcor, Inc.*                            30,844
 8,000         Nortech Systems, Inc.                    40,000
 6,000         PVC Container                            25,500
13,600         Sun Coast Industries                     69,700
                                                      --------
               Total . . . . . . . . . . . . .         586,969
                                                      --------


               MEDICAL PRODUCTS/SERVICES (20.07%)
 6,000         American Dental Tech., Inc.              42,000
11,800         Arrhythmia Research Tech., Inc.          29,500
35,000         Biomerica, Inc.                          76,562
16,400         Colorado MEDtech, Inc.                   99,425
 6,000         Del Global Technololgies Corp.           60,750
 1,000         Hanger Orthopedic Group                  13,000
20,000         Hycor Biomedical Inc.                    45,000
 7,000         Laboratory Sepcialists, Inc.             35,000
 8,000         Lukens Medical Corporation               31,000
 9,500         Medical Action Industries, Inc.          37,406
19,300         Mesa Laboratories, Inc.                 127,862
 1,000         OEC Medical Systems, Inc.                18,250
14,000         Palomar Medical Technologies             24,938
 8,000         Rehabilicare, Inc.                       32,000
12,000         Star Multi Care Services, Inc.           65,250
10,000         Transderm Laboratories Corp.              2,656
10,000         Trimedyne Incorporated                   25,625
                                                      --------
               Total . . . . . . . . . . . . .         766,224
                                                      --------


               POWER/POWER CONVERSION SYSTEMS (3.17%)
 3,500         American Superconductor Corp.            38,500
 4,000         Ault Incorporated                        29,500
 3,000         Corcom, Inc.                             28,500
   900         Powell Industries, Inc.                  13,275
 2,700         RF Power Products, Inc.                  11,138
                                                      --------
               Total . . . . . . . . . . . . .         120,913
                                                      --------


               RECREATION/ENTERTAINMENT (4.97%)
 9,000         ARC International Corp.                  49,500
 4,000         Ballantyne of Omaha, Inc.                67,000
 8,000         PTI Holding, Inc.                        73,000
                                                      --------
               Total . . . . . . . . . . . . .         189,500
                                                      --------


               RETAIL APPAREL/CONSUMER GOODS (10.39%)
 8,011         Cache, Inc.                              30,542
 5,000         Catherines Stores Corp.                  28,750
 1,500         S & K Famous Brands, Inc.                20,625
 7,000         Serengeti Eyewear                        19,250
 8,100         Shoe Carnival, Inc.                      63,787
 7,000         Shop At Home, Inc.                       31,500
10,000         Strouds, Inc.                            21,875
26,000         U.S. Home & Garden, Inc.                123,500
14,179         Ultimate Electronics, Inc.               56,716
                                                      --------
               Total . . . . . . . . . . . . . .       396,545
                                                      --------


               TRANSPORTATION (3.08%)
 4,500         CHC Helicopter*                          44,438
12,500         OTR Express, Inc.                        73,437
                                                      --------
               Total . . . . . . . . . . . . .         117,875
                                                      --------


               OTHER (14.26%)
 9,300         ACR Group, Inc.                          23,250
 9,000         Advanced Deposition Technologies, Inc.   36,563
 8,000         Atlantic American Corporation            34,000
12,800         Disc Graphics, Inc.                      55,200
 3,200         Forensic Technologies Int'l.             38,000
16,000         Hitox Corporation of America             39,000
10,500         International Business Schools           39,375
 4,000         Magal Security Systems, Ltd.             15,750
 6,000         Quixote Corporation                      54,750
16,000         Recycling Industries, Inc.               96,000
 5,000         Solomon-Page Grp. Ltd. (The)             15,938
 6,000         Speizman Industries, Inc.                42,000
 9,400         Wells-Gardner Electronics Corp.          54,050
                                                      --------
               Total . . . . . . . . . . . . .         543,876
                                                      --------



Total Investments in Securities
(Cost $4,248,155)**               128.21 %        $ 4,893,102
                                  ------            ---------
Liabilities in Excess of
of Other Assets                   (28.21)%         (1,076,710)
                                  ------            ---------

Total Net Assets                  100.00 %        $ 3,816,392
                                  ======            =========


 *   Income-producing security

** Cost for federal income tax purposes is $4,261,543, and net unrealized appreciation consists of:

          Gross Unrealized Appreciation            $    917,470
          Gross Unrealized Depreciation                (285,911)
                                                        -------
               Net Unrealized Appreciation         $    631,559
                                                        =======

                See Notes to Financial Statements



                         PATHFINDER FUND
               Statement of Assets and Liabilities
                         October 31, 1997


ASSETS:

Investments in securities, at value
     (identified cost $4,248,155)
     (Notes 2A and 3). . . . . . . . . . . . .       $ 4,893,102
Receivables:
     Dividends . . . . . . . . . . . . . . . .               370
     Capital Shares Sold . . . . . . . . . . .            10,741
     Investment securities sold. . . . . . . .           572,541
Prepaid expenses and other . . . . . . . . . .             4,335
                                                      ----------
     Total Assets. . . . . . . . . . . . . . .         5,481,089
                                                      ----------
LIABILITIES:

Cash overdraft. . . . . . . . . . . . . . . . .        1,096,304
Payables:
     Capital shares redeemed . . . . . . . . .           540,997
Accrued expenses . . . . . . . . . . . . . . .            27,396
                                                      ----------
     Total Liabilities . . . . . . . . . . . .         1,664,697
                                                      ----------

NET ASSETS . . . . . . . . . . . . . . . . . .       $ 3,816,392
                                                       ==========

Net asset value, offering and redemption
  price per share
  ($3,816,392 / 377,150 shares). . . . . . .         $     10.12
                                                           =====
At October 31, 1997 the components of
  net assets were as follows:
     Paid-in capital . . . . . . . . . . . . .       $ 3,048,492
     Accumulated net realized gains
       on investments. . . . . . . . . . . . .           122,953
     Net unrealized appreciation
       of investments. . . . . . . . . . . . .           644,947
                                                      ----------
          Net Assets . . . . . . . . . . . . .       $ 3,816,392
                                                      ==========

                See Notes to Financial Statements




                         PATHFINDER FUND
                     Statement of Operations
               for the Year Ended October 31, 1997


INVESTMENT INCOME:

Income:
     Dividends  . . . . . . . . . . . . . . .     $       3,964
     Interest . . . . . . . . . . . . . . . .             2,620
                                                         ------
          Total income. . . . . . . . . . . .             6,584
                                                         ------

Expenses:
     Investment Advisory Fee (Note 4) . . . .            29,317
     Transfer Agent . . . . . . . . . . . . .            27,084
     Custody. . . . . . . . . . . . . . . . .            14,690
     Professional Fees. . . . . . . . . . . .            14,700
     Insurance. . . . . . . . . . . . . . . .             6,122
     Accounting and Pricing . . . . . . . . .            21,947
     Printing . . . . . . . . . . . . . . . .             2,078
     Trustee Fees . . . . . . . . . . . . . .             6,163
     Registration Fees. . . . . . . . . . . .            16,767
                                                        -------
          Total expenses. . . . . . . . . . .           138,868

Reimbursement of expenses (Note 4). . . . . .          ( 93,917)
Fee reduction (Note 5). . . . . . . . . . . .          (  1,946)
                                                        -------
          Net expenses. . . . . . . . . . . .            43,005
                                                        -------
               Net investment loss. . . . . .          ( 36,421)
                                                         ------

REALIZED AND UNREALIZED
GAIN ON INVESTMENTS

Net realized gain on
  investment securities. . . . . . . . . . . .          122,953

Net increase in unrealized
  appreciation of investment securities. . . .          746,365
                                                        -------

          Net gain on investments . . . . . .           869,318
                                                        -------

          Net increase in net assets
            resulting from operations . . . .     $     832,897
                                                        =======

                See Notes to Financial Statements




                         PATHFINDER FUND
                Statement of Changes in Net Assets
                   For the Year Ended October 31,


                                   1997                1996
                              -------------       -------------

Operations:
  Net investment loss. . . . .   $  ( 36,421)     $  ( 22,317)
  Net realized gain on
    investment securities. . .       122,953          402,712
  Net change in unrealized
    appreciation (depreciation)
    of investment securities. . .    746,365         (437,841)
                                     -------          -------

  Net increase (decrease)
    in net assets resulting
    from operations. . . . . .       832,897          (57,446)
                                     -------           ------

  Distributions from
    net realized gains
    ($1.18 and $0.62,
    respectively). . . . . . .      (393,026)        (157,391)
                                    ---------         -------

  Capital Share transactions:
    Shares sold. . . . . . . .     5,456,390        7,507,422
    Shares reinvested. . . . .       344,646          143,904
    Shares redeemed. . . . . .    (5,664,594)      (6,379,070)
                                   ---------          ---------

  Net increase
    from capital share
    transactions (a) . . . . .       136,442        1,272,256
                                     -------        ---------

    Total increase
      in net assets. . . . . .       576,313        1,057,419

  Net assets at the beginning
    of the year. . . . . . . .     3,240,079        2,182,660
                                   ---------        ---------

  Net assets at the end
    of the year. . . . . . . .   $ 3,816,392      $ 3,240,079
                                   =========        =========

(a) A summary of capital
    share transactions
    (number of shares) is
    as follows:
      Shares sold. . . . . . .       563,800            710,337
      Shares reinvested. . . .        46,637             18,332
      Shares redeemed. . . . .      (593,061)          (628,412)
                                     -------           --------
    Net increase . . . . . . .        17,376            100,257
                                     =======           ========


                See Notes to Financial Statements




                         PATHFINDER FUND

FINANCIAL HIGHLIGHTS
_________________________________________________________________

                                                    Year Ended
                                                 October 31, 1997

PER SHARE DATA
Net asset value at beginning of year. . . . .     $    9.01
                                                      -----
Income from investment operations
Net investment income (loss). . . . . . . . .          (.10)
Net realized and unrealized gain (loss)
  on investments. . . . . . . . . . . . . . .          2.39
                                                      -----
    Total from investment operations. . . . .          2.29
                                                      -----
Less distributions
Distributions from realized gains . . . . . .         (1.18)
Distributions from paid-in capital. . . . . .           --
                                                      -----
   Total dividends and distributions. . . . .         (1.18)
                                                      -----
Net asset value at end of year. . . . . . . .     $   10.12
                                                      =====

TOTAL RETURN                                          30.26 %

RATIOS / SUPPLEMENTAL DATA
Net assets at end of year
  (000's omitted) . . . . . . . . . . . . . .      3,816
Ratio of expenses to average
  net assets (a). . . . . . . . . . . . . . .          1.28 %
Ratio of net investment income
 (loss) to average net assets (b) . . . . . .         (1.08)%
Portfolio turnover rate . . . . . . . . . . .        130.56 %
Average commission rate per share . . . . . .     $     .0327
Borrowings for the period:
  Amount of debt outstanding
    at the end of period (c). . . . . . . . .           --
  Average amount of debt
    outstanding during the period (c) . . . .           --
  Average number of shares
    outstanding during the period
    (000's omitted) (c) . . . . . . . . . . .           387
  Average amount of debt per
    share during the period (c) . . . . . . .           --



                                                    Year ended
                                                 October 31, 1996

PER SHARE DATA
Net asset value at beginning of year. . . . .     $    8.41
                                                       ----
Income from investment operations
Net investment income (loss). . . . . . . . .          (.07)
Net realized and unrealized gain (loss)
  on investments. . . . . . . . . . . . . . .          1.29
                                                       ----
    Total from investment operations. . . . .          1.22
                                                       ----
Less distributions
Distributions from realized gains . . . . . .          (.62)
Distributions from paid-in capital. . . . . .           --
                                                       ----
   Total dividends and distributions. . . . .          (.62)
                                                        ---
Net asset value at end of period. . . . . . .     $    9.01
                                                       ====

TOTAL RETURN                                          15.60 %

RATIOS / SUPPLEMENTAL DATA
Net assets at end of year
  (000's omitted) . . . . . . . . . . . . . .         3,240
Ratio of expenses to average
  net assets (a). . . . . . . . . . . . . . .           .99 %
Ratio of net investment income
 (loss) to average net assets (b) . . . . . .         (0.74)%
Portfolio turnover rate . . . . . . . . . . .        118.55 %
Average commission rate per share . . . . . .     $     .0297
Borrowings for the period:
  Amount of debt outstanding
    at the end of period (c). . . . . . . . .           --
  Average amount of debt
    outstanding during the period (c) . . . .           --
  Average number of shares
    outstanding during the period
    (000's omitted) (c) . . . . . . . . . . .           317
  Average amount of debt per
    share during the period (c) . . . . . . .           --



                                                    Year ended
                                                 October 31, 1995


PER SHARE DATA
Net asset value at beginning of year. . . . .     $    6.87
                                                       ----
Income from investment operations
Net investment income (loss). . . . . . . . .          (.05)
Net realized and unrealized gain (loss)
  on investments. . . . . . . . . . . . . . .          1.59
                                                       ----
    Total from investment operations. . . . .          1.54
                                                       ----
Less distributions
Distributions from realized gains . . . . . .           --
Distributions from paid-in capital. . . . . .           --
                                                       ----
   Total dividends and distributions. . . . .           --
                                                       ----
Net asset value at end of year. . . . . . . .     $    8.41
                                                       ====

TOTAL RETURN                                          22.42 %

RATIOS / SUPPLEMENTAL DATA
Net assets at end of year
  (000's omitted) . . . . . . . . . . . . . .         2,183
Ratio of expenses to average
  net assets (a). . . . . . . . . . . . . . .          1.19 %
Ratio of net investment income
 (loss) to average net assets (b) . . . . . .         (0.72)%
Portfolio turnover rate . . . . . . . . . . .         59.89 %
Average commission rate per share . . . . . .           --
Borrowings for the period:
  Amount of debt outstanding
    at the end of period (c). . . . . . . . .           --
  Average amount of debt
    outstanding during the period (c) . . . .           --
  Average number of shares
    outstanding during the period
    (000's omitted) (c) . . . . . . . . . . .           327
  Average amount of debt per
    share during the period (c) . . . . . . .           --



                                                      Year ended
                                                 October 31, 1994


PER SHARE DATA
Net asset value at beginning of year. . . . .     $    7.34
                                                       ----
Income from investment operations
Net investment income (loss). . . . . . . . .          (.39)
Net realized and unrealized gain (loss)
  on investments. . . . . . . . . . . . . . .           .27
                                                        ---
    Total from investment operations. . . . .          (.12)
                                                        ---
Less distributions
Distributions from realized gains . . . . . .           --
Distributions from paid-in capital. . . . . .          (.35)
                                                      -----
   Total dividends and distributions. . . . .          (.35)
                                                      -----
Net asset value at end of period. . . . . . .     $    6.87
                                                       ====

TOTAL RETURN                                          (1.57)%

RATIOS / SUPPLEMENTAL DATA
Net assets at end of year
  (000's omitted) . . . . . . . . . . . . . .         2,632
Ratio of expenses to average
  net assets (a). . . . . . . . . . . . . . .          6.19 %
Ratio of net investment income
 (loss) to average net assets (b) . . . . . .         (5.56)%
Portfolio turnover rate . . . . . . . . . . .         89.62 %
Average commission rate per share . . . . . .           --
Borrowings for the period:
  Amount of debt outstanding
    at the end of period (c). . . . . . . . .           --
  Average amount of debt
    outstanding during the period (c) . . . .           --
  Average number of shares
    outstanding during the period
    (000's omitted) (c) . . . . . . . . . . .           456
  Average amount of debt per
    share during the period (c) . . . . . . .           --



                                                      Year ended
                                                 October 31, 1993


PER SHARE DATA
Net asset value at beginning of year. . . . .     $    6.29
                                                       ----
Income from investment operations
Net investment income (loss). . . . . . . . .          (.29)
Net realized and unrealized gain (loss)
  on investments. . . . . . . . . . . . . . .          1.65
                                                       ----
    Total from investment operations. . . . .          1.36
                                                       ----
Less distributions
Distributions from realized gains . . . . . .           --
Distributions from paid-in capital. . . . . .          (.31)
                                                      -----
   Total dividends and distributions. . . . .          (.31)
                                                      -----
Net asset value at end of year. . . . . . . .     $    7.34
                                                       ====

TOTAL RETURN                                          21.80 %

RATIOS / SUPPLEMENTAL DATA
Net assets at end of year
  (000's omitted) . . . . . . . . . . . . . .         4,002
Ratio of expenses to average
  net assets (a). . . . . . . . . . . . . . .          4.41 %
Ratio of net investment income
 (loss) to average net assets (b) . . . . . .         (4.15)%
Portfolio turnover rate . . . . . . . . . . .         71.02 %
Average commission rate per share . . . . . .           --
Borrowings for the period:
  Amount of debt outstanding
    at the end of period (c). . . . . . . . .           --
  Average amount of debt
    outstanding during the period (c) . . . .       449,873
  Average number of shares
    outstanding during the period
    (000's omitted) (c) . . . . . . . . . . .           945
  Average amount of debt per
    share during the period (c) . . . . . . .     $    0.48



(a) Ratio of expenses to average net assets prior to fee waiver and expense reimbursement by the Adviser was 4.14%, 3.62%, 3.29%, 7.06%, and 4.42%, respectively.

(b) Ratio of net investment income (loss) to average net assets prior to fee waiver and expense reimbursement by the Adviser was (3.94)%, (3.37)%, (2.83)%, (6.44)%, and (4.16)%, respectively.

(c)  Averages computed on a daily basis.


                See Notes to Financial Statements



NOTES TO FINANCIAL STATEMENTS                   October 31, 1997
_________________________________________________________________

Note 1 -- Organization
 PATHFINDER FUND (the "Fund") is a series of shares of Pathfinder Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Trust was organized on January 21, 1987, as a Massachusetts business trust and may issue an unlimited number of shares of beneficial interest without par value in separate classes or "funds." Currently, the Trust offers shares in one fund, PATHFINDER FUND.

Note 2 -- Significant Accounting Policies
  The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.
  A. SECURITY VALUATION. Portfolio securities of the Fund, which are traded both on an exchange and in the over-the-counter market, are valued according to the broadest and most representative market. When portfolio securities are traded, the valuation is the last reported sale price on the day of valuation. If there is no such reported sale or the valuation is based on the over-the-counter market, the securities are valued at the mean between the bid and asked prices. Securities for which reliable quotations are not readily available and restricted securities are valued at their respective fair market values as determined in good faith by the Board of Trustees of the Trust. Short-term investments are stated at cost, which, when combined with accrued interest, approximates market value.
  B. FEDERAL INCOME TAXES. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required for the Fund.
  C. OTHER. As is common in the industry, security transactions are accounted for on the date the securities are purchased or sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date.
  D. USE OF ESTIMATES IN FINANCIAL STATEMENTS. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the period. Actual results may differ from these estimates.

Note 3 -- Investments
  For the year ended October 31, 1997, the cost of purchases and the proceeds from the sale of securities, excluding short-term notes, for the Fund aggregated $5,090,659 and $4,339,582, respectively.

Note 4 --  Investment Management and Distribution Agreements
  The Fund has entered into an Investment Management Agreement with the Manager under which the Fund pays a fee, computed daily and payable quarterly, at an annual rate of .875% of the Fund's average daily net assets. The Manager is responsible for supervising the performance of all administrative services in connection with the management of the Fund.
  The Manager has agreed that, in any fiscal year, if the operating expenses of the Fund (including the fees payable to the Manager but excluding taxes, interest, distribution fees, brokerage and extraordinary expenses) exceed the expense limitations applicable to the Fund imposed by state securities laws or any regulations thereunder, the Manager will reduce its fees by the extent of such excess (unless the Manager obtains a waiver of or variance from such limitations by the appropriate state securities authorities) and, if required pursuant to any such laws or regulations, will reimburse the Fund in the amount of such excess. The Manager also currently intends to limit the total operating expenses of the Fund to 1.50% of average daily net assets. Accordingly, the Manager waived its investment advisory fee of $29,317 and reimbursed $64,600 in other expenses for the year ended October 31, 1997.
  The Trust has adopted a Plan pursuant to the rule 12b-1 under the Investment Company Act of 1940 (the "Plan") on behalf of the Fund, whereby it may pay up to a maximum annual rate of .25% of its average daily net assets to the Manager for expenses incurred in the distribution of the Fund's shares. Pursuant to this Plan the Manager is entitled to reimbursement at the end of each month for its actual expenses incurred in the distribution and promotion of the Fund's shares, including the printing of prospectuses and reports used for sales purposes, expenses of preparation and printing of sales literature and other such distribution-related expenses, a prorated portion of the Manager's overhead expenses attributable to the distribution of the Fund's shares (including leases, communications, salaries, training, supplies, photocopying, interest on overhead, and any other category of the Manager's expenses attributable to the distribution of the Fund's shares) and fees paid to dealers, banks or others as a distribution service fee for servicing shareholders of the Fund. The Plan permits the Manager to carry forward for a maximum of three years distribution expenses covered by the Plan for which the Manager has not yet received reimbursement. The Manager has waived reimbursement for all distribution expenses under the Plan, including any accrued carry forwards, for fiscal year 1997.
  Certain officers and Trustees of the Fund (the "Trust") are also officers and/or Directors of the Manager. During the year ended October 31, 1997 the Fund did not pay any compensation to its officers.

Note 5 -- Custody of Securities
  Under an agreement with the Custodian Bank, custody fees are reduced by credits for cash balances. Such reductions totalled $1,946 for the Trust during the year ended October 31, 1997. The Fund's cash balances at the Custodian Bank, which earned credits against custody fees, could have been invested in short-term instruments at times when the cash balances rose to minimum investable levels and at times when cash was not needed for redemptions or securities purchased. Such short term investments would produce additional investment income to the Fund.



        REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS



To the Shareholders of PATHFINDER FUND and the Board of Trustees of Pathfinder Trust


     We have audited the accompanying statement of assets and liabilities of PATHFINDER FUND, a series of shares of beneficial interest of Pathfinder Trust (formerly known as The Prudent Speculator Fund), including the schedule of investments, as of October 31, 1997, and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PATHFINDER FUND as of October 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.


                                            TAIT, WELLER & BAKER



Philadelphia, Pennsylvania
December 11, 1997





                   PATHFINDER FUND
                    P.O. Box 75231
              Los Angeles, CA 90075-0231
                    (800) 444-4778

                       * * * *

                OFFICERS AND TRUSTEES

           Edwin R. Bernstein, President,
           Chief Financial Officer, Trustee

           H. Randolph Moore, Jr., Trustee

              Patricia C. Nagle, Trustee

                Werner Lange, Trustee

          Patricia L. Stephan, Vice President,
                  Secretary, Trustee

                       * * * *

                        Manager
                  Pathfinder Advisers

             Shareholder Servicing Agent
                Unified Advisers, Inc.

                      Custodian
                 The Fifth Third Bank

                    Legal Counsel
                   Baker & Daniels

                 Independent Auditors
                 Tait, Weller & Baker


             This report is intended for
             distribution to shareholders
             of the Fund.  It may also be
             given to prospective investors
             if preceded or accompanied by
             the Fund's current Prospectus
             which contains information
             regarding fees, charges and
             investment objectives and
             policies.